SCHEDULE OF ACCOUNTS PAYABLES AND ACCRUED LIABILITIES (Details) - SGD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
Accounts payable	$ 79	$ 67
Other payables	21
Accrued expenses	168	24
Deposits received	99	89
Deferred revenue	352	462
Accounts payables and accrued liabilities	$ 719	$ 642